SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SUBORDINATED DEBENTURES
Subordinated debentures are made up of the following as of:

	December 31, 2017	December 31, 2016
Trust II Debentures	$3,093	$3,093
Trust III Debentures	2,062	2,062
DCB Trust I Debentures	5,155	5,155
Other debentures	3,500	9,000
	$13,810	$19,310

The Company has three trusts, Guaranty (TX) Capital Trust II (“Trust II”), Guaranty (TX) Capital Trust III (“Trust III”), and DCB Financial Trust I ("DCB Trust I") (“Trust II”, “Trust III” and together with "DCB Trust I", the “Trusts”). Upon formation, the Trusts issued pass-through securities (“TruPS”) with a liquidation value of $1,000,000 per share to third parties in private placements. Concurrently with the issuance of the TruPS, the Trusts issued common securities to the Company. The Trusts invested the proceeds of the sales of securities to the Company (“Debentures”). The Debentures mature approximately 30 years after the formation date, which may be shortened if certain conditions are met (including the Company having received prior approval of the Federal Reserve and any other required regulatory approvals).

	Trust II	Trust III	DCB Trust I
Formation date	Oct 30, 2002	Jul 25, 2006	Mar 29, 2007
Capital trust pass-through securities
Number of shares	3,000	2,000	5,000
Original liquidation value	$3,000	$2,000	$5,000

Common securities liquidation value	93	62	155

The securities held by the Trusts can qualify as Tier I capital for the Company under Federal Reserve Board guidelines. The Federal Reserve’s guidelines restrict core capital elements (including trust preferred securities and qualifying perpetual preferred stock) to 25% of all core capital elements, net of goodwill less any associated deferred tax liability. Because the Company’s aggregate amount of trust preferred securities is less than the limit of 25% of Tier I capital, net of goodwill, the full amount is includable in Tier I capital at December 31, 2017 and 2016. Additionally, the terms provide that trust preferred securities would no longer qualify for Tier I capital within five years of their maturity, but would be included as Tier 2 capital. However, the trust preferred securities would be amortized out of Tier 2 capital by one-fifth each year and excluded from Tier 2 capital completely during the year prior to maturity of the junior subordinated debentures.
With certain exceptions, the amount of the principal and any accrued and unpaid interest on the Debentures are subordinated in right of payment to the prior payment in full of all senior indebtedness of the Company. Interest on the Debentures are payable quarterly. The interest is deferrable on a cumulative basis for up to five consecutive years following a suspension of dividend payments on all other capital stock. No principal payments are due until maturity for each of the Debentures.

	Trust II Debentures	Trust III Debentures	DCB Trust I Debentures
Original amount	$3,093	$2,062	$5,155
Maturity date	October 30, 2032	October 1, 2036	June 15, 2037
Interest due	Quarterly	Quarterly	Quarterly

In accordance with ASC 810, “Consolidation,” the junior subordinated debentures issued by the Company to the subsidiary trusts are shown as liabilities in the consolidated balance sheets and interest expense associated with the junior subordinated debentures is shown in the consolidated statements of earnings.

Trust II Debentures
Interest is payable at a variable rate per annum, reset quarterly, equal to 3 months LIBOR plus 3.35%, thereafter.
On any interest payment date on or after October 30, 2012 and prior to maturity date, the debentures are redeemable for cash at the option of the Company, on at least 30, but not more than 60 days notice, in whole or in part, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued interest to the date of redemption.
Trust III Debentures
Interest was payable at a variable rate per annum, reset quarterly, equal to 3 month LIBOR plus 1.67%.
On any interest payment date on or after October 1, 2016 and prior to maturity date, the debentures are redeemable for cash at the option of the Company, on at least 30, but not more than 60 days notice, in whole or in part, at a redemption price is equal to 100% of the principal amount if redeemed, plus accrued interest to the date of redemption.
DCB Debentures I
Interest is payable at a variable rate per annum, reset quarterly, equal to 3 month LIBOR plus 1.80%.
On any interest payment date on or after June 15, 2012 and prior to maturity date, the debentures are redeemable for cash at the option of the Company, on at least 30, but not more than 60 days notice, in whole or in part, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued interest to the date of redemption.
Other Debentures
In July 2015, the Company issued $4,000 in debentures, of which $3,000 were issued to directors and other related parties. The $3,000 of debentures to related parties were repaid in May 2017 and a $500 par value debenture, which carried a 2.5% rate, matured and was repaid in July 2017. The remaining $500 debenture has a rate of 4.00% and a maturity date of January 1, 2019. At the Company’s option, and with 30 days advanced notice to the holder, the entire principal amount and all accrued interest may be paid to the holder on or before the due date of any debenture. The redemption price is equal to 100% of the face amount of the debenture redeemed, plus all accrued interest.
In December 2015, the Company issued $5,000 in debentures, of which $2,500 were issued to directors and other related parties. In May 2017, $2,000 of the related party debentures were repaid with a portion of the proceeds of Guaranty's initial public offering. The remaining $3,000 of debentures were issued at par value of $500 each with rates ranging from 3.00% to 5.00% and maturity dates from July 1, 2018 to July 1, 2020. At the Company’s option, and with 30 days advanced notice to the holder, the entire principal amount and all accrued interest may be paid to the holder on or before the due date of any debenture. The redemption price is equal to 100% of the face amount of the debenture redeemed, plus all accrued interest.
Maturities of subordinated debentures based on scheduled repayments at December 31, 2017 are as follows (in thousands of dollars):

Year Ended December 31	Amount
2018	$1,000
2019	2,000
2020	500
2021	—
2022	—
Thereafter	10,310
$13,810
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Securities sold under agreements to repurchase are secured by collateralized mortgage obligations securities with a market value of $13,029 as of December 31, 2017 and collateralized mortgage obligations and agency securities with a market value of $11,033 as of December 31, 2016, respectively.
Securities sold under agreements to repurchase are financing arrangements that mature within two years. At maturity, the securities underlying the agreements are returned to the Company. Information concerning securities sold under agreements to repurchase is summarized as follows as of December 31:

	2017	2016
Average balance during the year	$12,769	$12,475
Average interest rate during the year	0.53%	0.53%
Maximum month-end balance during the year	$14,539	$14,817
Weighted average interest rate at year-end	0.38%	0.41%